Segmented information (Details) (CAD)	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Current assets	3,243,348	9,607,731	5,046,917
Equipment	598,354	549,084	497,960
Assets, Total	62,808,643	58,995,943	48,192,238
Operating segments | Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Current assets	1,774,479	8,503,709	4,638,504
Equipment	69,185	49,782	61,346
Assets, Total	1,843,664	8,553,491	4,699,850
Operating segments | Mexico
Segment Reporting, Asset Reconciling Item [Line Items]
Current assets	1,468,869	1,104,022	408,413
Equipment	529,169	499,302	436,614
Mineral interests	58,966,941	48,839,128	42,647,361
Assets, Total	60,964,979	50,442,452	43,492,388